OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11:-	OTHER LONG-TERM LIABILITIES

	December 31,
	2012	2011

Deferred tax liability (1)	$10,084	$8,844
Provision for uncertain tax position	4,645	3,717
Lease embedded derivative	1,369	1,131
Other	644	899

	$16,742	$14,591

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.